OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
OTHER CURRENT LIABILITIES [Abstract]
OTHER CURRENT LIABILITIES
NOTE 11 -     OTHER CURRENT LIABILITIES

Other current liabilities consist of the following:

	As of December 31,
	2012	2011
Employees related liabilities	$28,101	$34,516
Interest payable (primarily in relation to debentures)	3,914	16,580
Other	4,225	13,558
	$36,240	$64,654